UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Dryden Global Total Return Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2005

Date of reporting period:	9/30/2005

Item 1.	Schedule of Investments

Dryden Global Total Return Fund, Inc.

Schedule of Investments as of September 30, 2005 (Unaudited)

Principal Amount (000)			USD Value
LONG-TERM INVESTMENTS 99.9%
Canada 1.5%
		Canadian Government Bonds,
CAD	930	4.00%, 9/1/10	813,440
	880	5.00%, 6/1/14	816,807
	905	5.75%, 6/1/33	971,172

			2,601,419

Eurobonds 38.4%
		Austria Government Bond,
EUR	2,700	4.30%, 7/15/14	3,541,639
		Bank of America Corp.,
	910	3.625%, 3/3/08	1,119,762
		Citigroup, Inc.
	985	4.625%, 11/14/07	1,233,389
		French Government Bonds,
	4,485	4.00%, 4/25/14	5,765,385
	2,810	8.50%, 4/25/23	5,617,906
	310	5.50%, 4/25/29	486,046
	3,060	5.75%, 10/25/32	5,038,076
		German Government Bonds,
	2,310	2.50%, 9/22/06	2,782,869
	2,300	4.00%, 2/16/07	2,826,903
	350	4.50%, 7/4/09	449,187
	4,505	3.50%, 10/9/09	5,594,960
	1,385	5.375%, 1/4/10	1,844,989
	1,655	5.00%, 7/4/12	2,242,868
	1,170	4.25%, 7/4/14	1,529,807
	5,490	3.75%, 1/4/15	6,926,287
		ING Verzekeringen NV,
	390	6.375%, 5/7/27	574,741
		Italian Government Bonds,
	4,040	5.50%, 11/1/10	5,471,065
	865	6.00%, 5/1/31	1,407,422
		Mexico Government International Bond,
	300	5.50%, 2/17/20	394,988
		Netherlands Government Bonds,
	2,950	5.00%, 7/15/11	3,952,372
	375	3.75%, 7/15/14	473,455
		Spanish Government Bonds,
	4,785	5.35%, 10/31/11	6,545,814
	560	5.75%, 7/30/32	919,430

			66,739,360

Hungary 1.3%
		Hungary Government Bonds,
HUF	369,710	7.00%, 4/12/06	1,785,067
	95,800	8.00%, 2/12/15	516,840

			2,301,907

Japan 17.8%
		Japanese Government Bonds,
JPY	1,097,150	0.60%, 3/20/09 - 9/20/10	9,592,294
	80,850	1.80%, 3/22/10	747,115
	579,450	1.60%, 3/21/11	5,304,132
	957,400	1.30%, 3/20/14	8,429,851
	300,050	1.90%, 12/20/23	2,629,386
	284,700	2.10%, 9/20/24	2,545,161
	224,700	1.70%, 6/20/33	1,720,691

			30,968,630

Mexico 2.0%
		Mexican Bonos,
MXN	17,100	10.50%, 7/14/11	1,790,437
	17,000	10.00%, 12/5/24	1,753,416

			3,543,853

New Zealand 2.1%
		General Electric Capital Corp.,
NZD	500	6.625%, 2/4/10	343,782
		New Zealand Government Bond,
	4,505	7.00%, 7/15/09	3,227,142

			3,570,924

Norway 1.0%
		Norwegian Government & Sovereign Bond,
NOK	10,465	6.75%, 1/15/07	1,679,815

Poland 2.5%
		Poland Government Bond,
PLN	13,295	8.50%, 5/12/07	4,331,560

Sweden 0.9%
		Sweden Government Bonds,
SEK	8,130	5.00%, 1/28/09	1,130,881
	3,120	6.75%, 5/5/14	515,671

			1,646,552

United Kingdom 7.5%
		International Nederland Bank NV,
GBP	410	7.00%, 10/5/10	794,350
		Tyco International Group SA,
	275	6.50%, 11/21/11	520,936
		United Kingdom Treasury Bonds,
	1,065	4.75%, 6/7/10	1,921,249
	4,170	5.00%, 9/7/14	7,739,684
	1,130	4.25%, 3/7/36	1,993,032

			12,969,251

United States 24.9%
Corporate Bonds 5.1%
		Computer Associates, Inc., Sr. Notes,
USD	650	6.50%, 4/15/08	672,105
		Computer Associates, Inc., Sr. Notes, 144A,
	500	4.75%, 12/1/09	490,559
		CVS Corp.,
	300	4.00%, 9/15/09	291,662
		Dex Media East, LLC
	450	9.875%, 11/15/09	489,375
		Fideicomiso Petacalco, 144A,
	626	10.16%, 12/23/09	703,688
		First Data Corp., Notes,
	240	4.85%, 10/1/14	237,414
		Georgia-Pacific Corp., Notes,
	515	8.875%, 5/15/31	609,076
		Huntsman International LLC, Gtd. Notes,
	550	9.875%, 3/1/09	580,938
		IMC Global, Inc., Sr. Notes,
	370	10.875%, 8/1/13	436,600
		Lyondell Chemical Co., Gtd. Notes,
	500	9.50%, 12/15/08	523,750
		Motorola, Inc., Debs.,
	155	6.50%, 9/1/25	168,878
		Nexen, Inc., Notes,
	400	5.875%, 3/10/35	392,080
		Nextel Communications, Inc., Sr. Notes,
	500	5.95%, 3/15/14	511,834
		Nissan Motor Acceptance Corp., 144A,
	360	4.625%, 3/8/10	353,568
		Oregon Steel Mills, Inc., Gtd. Notes,
	475	10.00%, 7/15/09	511,813
		Royal Caribbean Cruises Ltd., Sr. Notes,
	855	6.875%, 12/1/13	887,063
		Sprint Capital Corp., Gtd. Notes,
	140	8.75%, 3/15/32	187,730
		Starwood Hotels & Resorts Worldwide, Inc.
	200	7.375%, 11/15/15	217,000
		Sungard Data Systems, 144A
	540	9.125%, 8/15/13	559,575
		Telefonica Europe BV, Gtd. Notes,
	30	7.75%, 9/15/10	33,819

			8,858,527

Emerging Market Bonds 0.8%
		Empresa Nacional de Electricidad SA (Chile),
	260	8.35%, 8/1/13	295,962
		Kazkommerts Intl. BV, 144A,
	430	7.875%, 4/7/14	453,113
		Pemex Project Funding Master Trust, 144A,
	190	9.25%, 3/30/18	241,300
		United Overseas Bank Ltd., Bonds,144A,
	400	5.375%, 9/3/19	402,992

			1,393,367

Municipal Bond 0.1%
	Liberty NY Development Corp. Revenue, Goldman Sachs Headquarters
200	5.25%, 10/1/35	223,490

Sovereign Bonds 1.0%
	Federal Republic of Brazil
1,045	9.25%, 10/22/10	1,174,580
	Federal Republic of Russia, 144A,
210	10.00%, 6/26/07	228,501
	Republic of Argentina
440	2.9918%, 4/30/13	369,600

		1,772,681

United States Government Obligations 17.9%
	United States Treasury Bonds,
1,380	8.125%, 5/15/21	1,919,979
5,495	5.375%, 2/15/31	6,156,113
	United States Treasury Notes,
3,250	3.00%, 2/15/09	3,127,618
10,475	3.875%, 9/15/10	10,326,872
9,415	4.25%, 8/15/15	9,356,155

		30,886,737

	Total United States Investments	43,134,802

	Total long-term investments (cost USD172,705,934)	173,488,073

SHORT-TERM INVESTMENTS 0.7%

Contracts

OUTSTANDING OPTIONS PURCHASED
Call Options
29	90 Day Euro, expiring 9/18/06 @ $95.25	25,194
39	Fed Funds, expiring 11/30/2005 @ $96.125	1,219

	Total outstanding options purchased (cost USD48,711)	26,413

Shares
Money Market Mutual Fund 0.7%
1,131,823	Dryden Core Investment Fund-Taxable Money Market Series(a) (cost USD1,131,823)	1,131,823

	Total short-term investments (cost USD1,180,534)	1,158,236

Total Investments Before Outstanding Options Written (cost USD173,886,468)(b)		174,646,309

Contracts
OUTSTANDING OPTIONS WRITTEN
Call Options
(24)	Fed Funds, expiring 11/30/2005 @ $96.25	(250)
(29)	90 Day Euro, expiring 9/18/06 @ $95.75	(11,238)

	Total outstanding options written (premiums received USD18,291)	(11,488)

	Total Investments 100.6% (cost USD173,868,177)	174,634,821
	Other liabilities in excess of other assets(c) (0.6%)	(1,085,896)

	Net Assets 100.0%	$173,548,925

Portfolio securities are classified according to the security’s currency denomination. The following abbreviations are used in the portfolio descriptions:

CAD-Canadian Dollar

EUR-Euro

GBP-Pound Sterling

HUF-Hungarian Forint

JPY-Japanese Yen

MXN-Mexican Peso

NOK-Norwegian Krone

NZD-New Zealand Dollar

PLN-Polish Zloty

SEK-Swedish Krona

USD-United States Dollar

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(a)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(b)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of September 30, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$174,873,409	$3,853,460	$(4,080,560)	$(227,100)

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

(c)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, forward currency contracts and swaps of:

Open futures contracts outstanding at September 30, 2005:

Number of Contracts	Type	Expiration Date	Current Value	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
308	U.S. T-Notes 5yr	Dec 05	$32,912,688	$33,132,457	$(219,769)
56	Euro SFR 3MO Liffe	June 06	10,677,224	10,686,964	(9,740)
46	90 Day Eurodollar	Dec 05	10,995,725	11,014,740	(19,015)
22	Euro Bond	Dec 05	3,239,781	3,258,201	(18,420)
2	Japan Gov’t Bonds 10yr	Dec 05	2,425,123	2,460,513	(35,390)
	Short Positions:
311	U.S. T-Notes 10yr	Dec 05	34,185,703	34,404,480	218,777
107	U.S. T-Notes 2yr	Dec 05	22,030,297	22,117,062	86,765
99	Euro-Schatz	Dec 05	12,630,665	12,685,611	54,946
68	Euro-Bobl	Dec 05	9,316,748	9,394,899	78,151
12	U.S. Treasury Bonds	Dec 05	1,377,375	1,389,479	12,104

					$148,409

Foreign currency exchange contracts outstanding at September 30, 2005:

Purchase Contracts	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollars,
Expiring 10/11/05	$624,738	$621,296	$(3,442)
Expiring 10/11/05	923,155	911,986	(11,169)
Expiring 10/11/05	918,839	912,451	(6,388)
Canadian Dollars,
Expiring 10/06/05	6,629,758	6,785,443	155,685
Expiring 10/06/05	917,347	931,690	14,343
Danish Krones,
Expiring 10/13/05	1,869,605	1,805,318	(64,287)
Euros,
Expiring 10/13/05	5,027,317	4,863,042	(164,275)
Expiring 10/14/05	1,032,923	1,021,197	(11,726)
Expiring 10/26/05	905,034	896,528	(8,506)
Expiring 10/26/05	2,755,600	2,709,229	(46,371)
Expiring 10/26/05	948,600	934,148	(14,452)
Expiring 10/26/05	1,925,224	1,920,123	(5,101)
Expiring 10/27/05	2,216,436	2,206,083	(10,353)
Japanese Yen,
Expiring 10/26/05	22,786,238	22,365,578	(420,660)
Expiring 10/26/05	1,643,596	1,613,166	(30,430)
Expiring 10/26/05	359,374	353,037	(6,337)
Expiring 10/27/05	174,224	171,690	(2,534)
Expiring 10/26/05	888,300	884,787	(3,513)
Expiring 10/26/05	506,435	507,291	856
Expiring 10/26/05	90,760	90,913	153
New Zealand Dollars,
Expiring 10/11/05	906,326	895,577	(10,749)
Norwegian Krones,
Expiring 10/14/05	626,396	606,575	(19,821)
Polish Zloty,
Expiring 10/14/05	1,157,690	1,139,587	(18,103)
Pound Sterling,
Expiring 10/26/05	3,177,248	3,106,953	(70,295)
South African Rand
Expiring 10/20/05	1,927,058	1,940,022	12,964
Swedish Kronas,
Expiring 10/13/05	11,030,962	10,649,855	(381,107)
Swiss Francs,
Expiring 10/13/05	1,230,002	1,176,582	(53,420)
Expiring 10/13/05	903,000	900,676	(2,324)
Expiring 10/13/05	1,065,300	1,062,541	(2,759)

	$75,167,485	$73,983,364	$(1,184,121)

Sales Contracts	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Canadian Dollars,
Expiring 10/06/05	$2,879,667	$2,947,289	$(67,622)
Expiring 10/06/05	1,435,283	1,459,603	(24,320)
Expiring 10/06/05	1,171,192	1,182,976	(11,784)
Euros,
Expiring 10/26/05	17,241,537	17,029,312	212,225
Hungarian Forint
Expiring 10/13/05	558,513	553,120	5,393
Japanese Yen,
Expiring 10/04/05	505,264	506,065	(801)
Expiring 10/05/05	90,550	90,704	(154)
Expiring 10/06/05	917,347	895,862	21,485
Expiring 10/11/05	923,155	896,352	26,803
Expiring 10/11/05	918,839	896,355	22,484
Expiring 10/11/05	906,326	888,120	18,206
Expiring 10/26/05	9,134,746	9,122,260	12,486
New Zealand Dollars,
Expiring 10/11/05	2,481,236	2,439,134	42,102
Expiring 10/11/05	1,085,226	1,061,827	23,399
Norwegian Krones,
Expiring 10/14/05	904,479	879,658	24,821
Polish Zloty,
Expiring 10/14/05	1,032,923	1,011,242	21,681
Pound Sterling,
Expiring 10/26/05	905,034	887,218	17,816
Expiring 10/26/05	1,491,082	1,480,111	10,971
South African Rand
Expiring 10/20/05	966,000	979,607	(13,607)
Swedish Kronas,
Expiring 10/13/05	5,027,317	4,869,503	157,814
Expiring 10/13/05	1,765,295	1,704,306	60,989
Expiring 10/13/05	2,298,050	2,242,206	55,844
Expiring 10/13/05	2,285,700	2,240,924	44,776
Swiss Francs,
Expiring 10/13/05	1,805,800	1,790,859	14,941

	$58,730,561	$58,054,613	$675,948

Interest rate swap agreements outstanding at September 30, 2005:

Counterparty (a)	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	7/14/2010	$2,700	4.41%	3 month LIBOR	$(29,465)
Morgan Stanley Capital Services	8/26/2010	940	4.49%	3 month LIBOR	(5,832)
Morgan Stanley Capital Services	5/19/2010	705	4.25%	3 month LIBOR	(3,436)
Morgan Stanley Capital Services	7/8/2010	350	4.31%	3 month LIBOR	(4,520)

					$(43,253)

(a)	The Fund pays a floating rate and receives a fixed rate.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the subadviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the subadviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days, are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Global Total Return Fund, Inc.

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date November 28, 2005
By (Signature and Title)*	/s/ JACK BENINTENDE
Jack Benintende
Acting Principal Financial Officer

Date November 28, 2005

*	Print the name and title of each signing officer under his or her signature.